TAXATION (Tables)	12 Months Ended
Mar. 31, 2025
Income taxes [Abstract]
Disclosure of detailed information about operating loss carryforwards	As at March 31, 2025, the Company has the following net operating loss carryforwards that are scheduled to expire in the following years:

As at	March 31, 2025
Years of expiry	Non-Canadian	Canadian
2026 - 2032	$9,175	$—
2033 - 2045	26,350	9,204
No expiry	187,917	—
	$223,442	$9,204

As at	March 31, 2024
Years of expiry	Non-Canadian	Canadian
2025 - 2031	$5,006	$6
2032 - 2044	16,720	5
No expiry	114,626	—
	$136,352	$11

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates	These differences result from the following items:

Years ended	Note	March 31 2025	March 31 2024
Income (loss) before income taxes and non-controlling interest		$(82,938)	$246,687
Combined Canadian basic federal and provincial income tax rate		26.50%	26.50%
Income tax expense based on combined Canadian basic federal and provincial income tax rate		$(21,979)	$65,372

Increase (decrease) in income taxes resulting from:
Adjustments in respect of current income tax of previous periods		3,309	603
Non-taxable items net of non-deductible items		(3,848)	(14,391)
Unrecognized assets		(31,343)	12,001
Income taxed at different rates and statutory rate changes		(462)	(8,843)
Manufacturing and processing allowance and all other items		(637)	(2,236)
At the effective income tax rate of 66.3% (March 31, 2024 – 21%)		$(54,960)	$52,506

Income tax expense (recovery) reported in the consolidated statements of income (loss):
Current tax expense		$29,586	$82,421
Deferred tax recovery		(84,546)	(29,915)
		$(54,960)	$52,506

Deferred tax related to items charged or credited directly to equity and goodwill:
Gain (loss) on revaluation of cash flow hedges		$6,524	$(2,212)
Opening deferred tax of acquired company	5	(15,160)	(10,963)
Other items recognized through equity		347	6,215
Income tax charged directly to equity and goodwill		$(8,289)	$(6,960)

Disclosure of temporary difference, unused tax losses and unused tax credits	Deferred income tax assets and liabilities are comprised of the following:

As at	March 31 2025	March 31 2024
Accounting income not currently taxable	$53,612	$24,782
Intangible assets	(138,615)	(128,423)
Investment tax credits taxable in future years when utilized	(4,781)	(5,332)
Loss available for offset against future taxable income	63,446	9,537
Property, plant and equipment	21,197	19,001
Other	8,590	4,986
Net deferred income tax asset (liability)	$3,449	$(75,449)

Presented as:	March 31 2025	March 31 2024
Deferred income tax assets	$104,022	$5,904
Deferred income tax liabilities	(100,573)	(81,353)
Net deferred income tax asset (liability)	$3,449	$(75,449)
Deferred income tax assets have not been recognized in respect of the following item:

As at	March 31 2025	March 31 2024
Losses and other assets available for offset against future taxable income	$51,070	$67,908
The investment tax credits are scheduled to expire as follows:

Years of expiry	Gross ITC balance
2026 - 2030	$8,190
2031 - 2036	2,296
2037 - 2045	31,624
$42,110